Leases - Summary of Lessee Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases:
Right-of-use assets	$ 11,239	$ 1,799
Lease liabilities, current	615	953
Lease liabilities, noncurrent	$ 10,647	847
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent
Finance leases:
Right-of-use assets	$ 0	468
Lease liabilities, current	0	129
Lease liabilities, noncurrent	$ 0	$ 369
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent